OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  August 31, 2010
                                                 Estimated average burden
                                                 hours per response.....18.9



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06151

                      Pioneer Europe Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2007 through February 29, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                     EUROPE
                                  SELECT EQUITY
                                      FUND

                                      PERAX
                                  Ticker Symbol



                                   Semiannual

                                     Report

                                    2/29/08

                                 [LOGO]PIONEER
                                       Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              8
Prices and Distributions                       9
Performance Update                            10
Comparing Ongoing Fund Expenses               14
Schedule of Investments                       16
Financial Statements                          20
Notes to Financial Statements                 28
Approval of Investment Advisory Agreement     35
Trustees, Officers and Service Providers      39

                                                                     President's


 Dear Shareowner,
--------------------------------------------------------------------------------

Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing U.S. economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation have forced investors and bankers to mark down the value of assets on their balance sheets. A late-summer credit crunch forced central banks in the U.S. and Europe to assume the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the U.S. Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to these developments, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining. For the six months ending February 29, 2008, the Dow Jones Industrial Average fell 7%, the Standard & Poor's 500 Index declined 9% and the NASDAQ Composite Index fell 13%. The MSCI EAFE Developed Market Index of international stock markets fell 5% during that period. Only the MSCI Emerging Markets Index posted a positive return over the six-month period, rising 18%. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 6% over the six months ending February 29, 2008. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1% over the same six-month period as its higher coupon yields could not offset a fall in bond prices triggered by widening credit spreads.

Letter


Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a worsening of the liquidity/credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.


Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/29/08
--------------------------------------------------------------------------------


European equity markets slumped during the six months ending February 29, 2008, as investors worried about potential deceleration of economic growth aggravated by growing problems within the financials sector. In the following discussion, Andrew Arbuthnott discusses the factors that affected the performance of Pioneer Europe Select Equity Fund over the six months. Mr. Arbuthnott is a member of the team at Pioneer Investment Management in Dublin, Ireland, that is responsible for the Fund's day-to-day management.

Q: How did Pioneer Europe Select Equity Fund perform during the six months ending February 29, 2008?

A: Europe Select Equity Fund's Class A Shares had a total return of -14.00%, at net asset value, for the period. During the same six months, the MSCI
    Europe Index posted -4.76%, while the average return of the 107 mutual funds in Lipper's European Region Funds category was -6.78%.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors affecting the performance of European equities for the six months?

A: The major European stock averages fell sharply during the six months as a result of a confluence of events that raised concerns about a potential downturn in the region's economy. The MSCI Europe Index, a benchmark for the region, fell by about 15% in local currency terms during the period. However, an 11% gain in the value of the euro relative to the U.S. dollar softened the impact of the declining stock prices on returns realized by U.S. investors. The value of the euro was just one of the factors that loomed as a drag on growth in Europe, as the stronger euro made European exports relatively more expensive in international markets. Growing trouble in the financials sector was the major factor that led to economic weakening. Concerns first surfaced

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


    over the subprime mortgage market in the United States, but the problems spread to Europe where many major financial institutions held assets tied to the U.S. mortgage market. The issue then expanded to encompass wider concerns about credit risk in general, resulting in a slowing of lending activity of all types.

    With the price of oil climbing by 38% in Europe during the six months, higher energy costs also appeared to brake the expansion of economies in Europe. Europe's Gross Domestic Product (GDP) grew by 2.6% for 2007, but appeared to decelerate noticeably at the end of the 2007, especially in the United Kingdom, Ireland and Spain. Consensus expectations were that GDP growth in 2008 might fall below 2%.

    Against this backdrop, stocks of the most economically sensitive companies tended to perform poorly. Shares of retailers, for example, fell by 23% in U.S.-dollar terms during the period, while diversified financials, banks and information technology stocks also produced weak returns during the period. Materials stocks were the strongest performing market sector in Europe, with stock returns averaging 11% in U.S. terms over the six months. Shares of materials companies appreciated as commodity prices rose and merger-and-acquisition activity increased. Other sectors turning in positive performance during the period included: utilities; food, beverage and tobacco; telecommunications services and energy.

Q: What types of investments tended to detract from Fund performance relative to the MSCI Europe Index?

A: The Fund's stock holdings tended to be in some of the weaker performing areas. Selections in consumer durables stocks produced particularly disappointing results during the period, largely due to the Fund's positions in Persimmon and Taylor Wimpey, two major homebuilders in the United Kingdom that performed very poorly. Both companies produced acceptable earnings in a housing market that had not gone through the overbuilding and speculation that has characterized the U.S. market. However, mortgage-related problems of financial institutions resulted in a decline in money for home mortgages, leading investors to avoid homebuilder stocks. One major mortgage issuer, Northern Rock, was in the process of being nationalized by the British government because of the mortgage squeeze.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/29/08                            (continued)
--------------------------------------------------------------------------------


    Selections in materials stocks also did not help, as the Fund did not own any of the mining stocks that were involved in merger discussions for most of the period. We did add a position in Rio Tinto during the period, but we did not participate in most of the appreciation of the stock following its acquisition proposal by BHP Billiton. In addition, the Fund's investment in CRH, which supplies construction materials in the United States and the United Kingdom, underperformed and held back Fund results. Energy was another area of weakness during the period, as the Fund did not have positions in several strong-performing stocks, including BG, a British-based integrated natural gas company. The underweighting of utilities stocks during the period also did not help.

    Among individual holdings, Swedish telecommunications equipment company Ericsson performed poorly during the period, as did the Royal Bank of Scotland. Ericsson reduced its profit projections as it lowered its forecast of telecommunications infrastructure spending. Royal Bank of Scotland was hit both by general concerns about banking and about worries that it had paid too much in acquiring the Dutch bank ABN Amro shortly before serious concerns arose in the banking industry.

Q:  What types of investments helped the Fund's performance during the period?

A: DNB was a notable standout during the period in the weak-performing banking industry. This Norwegian bank's stock gained 8% over the period, helped by the healthy economy in Norway, which has benefited from its exposure to the energy sector. In the health care equipment and services area, the German corporation Fresenius Medical Care, a leading global provider of equipment and services for patients with kidney problems, continued to show strong profit growth during the period. Another health care selection that helped performance was Roche, the Switzerland-based pharmaceutical company. In the media industry, Reed Elsevier, a global publishing firm whose stock is traded on exchanges in both the United Kingdom and the Netherlands, performed very well, as did British American Tobacco, whose stock rose by 14% in the six months. In the capital goods industry, German engineering giant Siemens posted strong results for the period.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Q:  What is your investment outlook?

A: While the short-term outlook for European stocks appears challenging, we continue to see longer-term opportunities. On the negative side, the problems in the financials sector are continuing, while the strong euro and high energy prices have combined to hold back growth. At the same time, the European Central Bank has not started to lower short-term interest rates to stimulate growth, and earnings forecasts for 2008 tend to be below 2007 levels.

    However, growth in the European economy still is projected to be near 2% this year, which is consistent with long-term trends. The sustained expansion in emerging markets should help drive continued growth in Europe, where stock valuations are very reasonable and dividend yields have been averaging 4%. Moreover, European corporations in general have strong balance sheets, with not much debt. Their strong financial footings should help them sustain their dividends and support stock repurchase programs and other initiatives to buttress equity prices.

Investing in foreign and/or emerging markets securities involves certain risks, including risks relating to interest rates, currency exchange rates, economic, and political conditions. The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries and, therefore, is susceptible to adverse economic, political or regulatory developments affecting those countries. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/29/08
--------------------------------------------------------------------------------

 Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                 22.7%
Consumer Discretionary                     21.5%
Industrials                                 9.8%
Materials                                   8.9%
Telecommunication Services                  8.8%
Health Care                                 8.5%
Energy                                      6.7%
Utilities                                   5.3%
Consumer Staples                            5.4%
Information Technology                      2.4%


 Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

United Kingdom                             36.2%
France                                     11.6%
Germany                                    10.3%
Switzerland                                10.0%
Netherlands                                 8.4%
Norway                                      4.0%
Greece                                      3.8%
Ireland                                     3.2%
Spain                                       3.0%
Panama                                      2.7%
Belgium                                     2.5%
Denmark                                     2.5%
United States                               1.8%


 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.    National Grid Plc                    5.27%
    2.    Royal Bank of Scotland Group Plc     4.36
    3.    BP Amoco Plc                         4.23
    4.    Siemens                              4.00
    5.    Roche Holdings AG                    3.99
    6.    Vodafone Group Plc                   3.91
    7.    CS Group                             3.86
    8.    Daimlerchrysler AG                   3.61
    9.    BNP Paribas SA                       3.39
   10.    TNT NV                               3.27

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

 Net Asset Value Per Share
--------------------------------------------------------------------------------


 Class   2/29/08   8/31/07
 -----   -------   -------
   A     $30.65    $43.23
   B     $27.39    $39.18
   C     $27.09    $38.95
   Y     $31.79    $44.64



 Distributions Per Share

--------------------------------------------------------------------------------


                     9/1/07 - 2/29/08
                     ----------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
 -----     ------     -------------   -------------
   A       $0.4977       $0.1214         $6.9198
   B       $0.0936       $0.1214         $6.9198
   C       $0.2155       $0.1214         $6.9198
   Y       $0.6936       $0.1214         $6.9198

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/08                               CLASS A SHARES
--------------------------------------------------------------------------------

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                Pioneer
             Europe Select      MSCI Europe
              Equity Fund          Index

12/00            10000             9425
                  9127             8464
2/02              7616             7737
                  6067             6821
2/04              9539            10491
                 11460            13000
2/06             13033            14660
                 16461            17771
2/08             17101            15929


--------------------------------------------------------------------------------
 Average Annual Total Returns
 (As of February 29, 2008)
                                          Net Asset    Public Offering
 Period                                  Value (NAV)     Price (POP)
 Life-of-Class
 (12/29/00)                                  7.60%         6.71%
 5 Years                                    18.49         17.08
 1 Year                                    -10.37        -15.52
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 31, 2007)

                                             Gross          Net
                                             1.48%         1.48%

--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Europe Fund acquired the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005 and changed its name to Pioneer Europe Select Equity Fund. Returns prior to June 24, 2005 reflect the performance of the predecessor fund, which has not been restated to reflect any differences in expenses.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.


The net expense ratio reflects contractual expense limitations (to the extent applicable) currently in effect through 1/1/11 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.


The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/08                              CLASS B SHARES
--------------------------------------------------------------------------------

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                Pioneer
             Europe Select     MSCI Europe
              Equity Fund         Index

12/00            10000            10000
                  9127             8980
2/02              7616             8160
                  6067             7130
2/04              9539            10843
                 11460            13307
2/06             13033            14864
                 16461            17823
2/08             17101            15829


--------------------------------------------------------------------------------
 Average Annual Total Returns
 (As of February 29, 2008)
                                              If            If
 Period                                      Held        Redeemed
 Life-of-Class
 (12/29/00)                                  6.62%         6.62%
 5 Years                                    17.29         17.29
 1 Year                                    -11.19        -14.09
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 31, 2007)

                                             Gross          Net
                                             2.50%         2.40%

--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.


"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.


Pioneer Europe Fund acquired the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005 and changed its name to Pioneer Europe Select Equity Fund. Returns prior to June 24, 2005 reflect the performance of the predecessor fund, which has not been restated to reflect any differences in expenses.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.


The net expense ratio reflects contractual expense limitations (to the extent applicable) currently in effect through 1/1/09 for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.


The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/08                              CLASS C SHARES
--------------------------------------------------------------------------------

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                Pioneer
             Europe Select      MSCI Europe
              Equity Fund          Index

12/00            10000            10000
                  9127             8990
2/02              7616             8170
                  6067             7180
2/04              9539            10963
                 11460            13500
2/06             13033            15093
                 16461            18131
2/08             17101            16118



--------------------------------------------------------------------------------
 Average Annual Total Returns
 (As of February 29, 2008)
                                              If            If
 Period                                      Held        Redeemed
 Life-of-Class
 (12/29/00)                                  6.89%         6.89%
 5 Years                                    17.55         17.55
 1 Year                                    -11.11        -11.11
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 31, 2007)

                                             Gross          Net
                                             2.29%         2.29%

--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.


Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.


Pioneer Europe Fund acquired the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005 and changed its name to Pioneer Europe Select Equity Fund. Returns prior to June 24, 2005 reflect the performance of the predecessor fund, which has not been restated to reflect any differences in expenses.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.


The net expense ratio reflects contractual expense limitations (to the extent applicable) currently in effect through 1/1/09 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.


The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/29/08                               CLASS Y SHARES
--------------------------------------------------------------------------------

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                Pioneer
             Europe Select      MSCI Europe
              Equity Fund          Index

12/00            10000            10000
                  9127             8980
2/02              7616             8209
                  6067             7237
2/04              9539            11131
                 11460            13793
2/06             13033            15611
                 16461            19034
2/08             17101            17143




--------------------------------------------------------------------------------
 Average Annual Total Returns
 (As of February 29, 2008)
                                            If            If
 Period                                    Held        Redeemed
 Life-of-Class
 (12/29/00)                                7.81%        7.81%
 5 Years                                  18.82        18.82
 1 Year                                   -9.93        -9.93
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated December 31, 2007)

                                           Gross         Net
                                           0.98%        0.98%

--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Europe Fund acquired the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005 and changed its name to Pioneer Europe Select Equity Fund. The predecessor fund did not offer Class Y shares. Returns prior to June 24, 2005 are based on the net asset value performance of the predecessor fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


Expenses Paid on a $1,000 Investment in Pioneer Europe Select Equity Fund

Based on actual returns from September 1, 2007 through February 29, 2008



Share Class                           A              B              C              Y
-----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 9/1/07
 Ending Account Value             $  860.00      $  856.20      $  856.30      $  862.50
 On 2/29/08
 Expenses Paid During Period*     $    6.94      $   11.35      $   10.89      $    4.63



* Expenses are equal to the Fund's annualized expense ratio of 1.50%, 2.46%, 2.36% and 1.00%, for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Europe Select Equity Fund


Based on a hypothetical 5% return per year before expenses, reflecting the period from September 1, 2007 through February 29, 2008



Share Class                             A              B              C              Y
-------------------------------   ------------   ------------   ------------   ------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 9/1/07
 Ending Account Value             $1,017.40      $1,012.63      $1,013.13      $1,019.89
 On 2/29/08
 Expenses Paid During Period*     $    7.52      $   12.31      $   11.81      $    5.02



* Expenses are equal to the Fund's annualized expense ratio of 1.50%, 2.46%, 2.36% and 1.00%, for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)
--------------------------------------------------------------------------------


 Shares                                                           Value
            COMMON STOCKS - 99.1%
            Energy - 6.6%
            Integrated Oil & Gas - 5.3%
766,401     BP Amoco Plc                                   $  8,297,703
 60,418     Royal Dutch Shell Plc                             2,176,486
                                                           ------------
                                                           $ 10,474,189
                                                           ------------
            Oil & Gas Equipment & Services - 1.3%
 31,681     Technip                                        $  2,577,648
                                                           ------------
            Total Energy                                   $ 13,051,837
                                                           ------------
            Materials - 8.8%
            Construction Materials - 3.2%
167,056     CRH Plc                                        $  6,217,452
                                                           ------------
            Diversified Metals & Mining - 4.4%
 65,290     Anglo American Plc                             $  4,141,276
 41,238     Rio Tinto Plc                                     4,623,855
                                                           ------------
                                                           $  8,765,131
                                                           ------------
            Fertilizers & Agricultural Chemicals - 1.2%
 43,345     Yara International ASA*                        $  2,418,848
                                                           ------------
            Total Materials                                $ 17,401,431
                                                           ------------
            Capital Goods - 6.5%
            Aerospace & Defense - 1.1%
 35,347     Thomson CSF*                                   $  2,171,028
                                                           ------------
            Industrial Conglomerates - 4.0%
 62,004     Siemens                                        $  7,844,637
                                                           ------------
            Trading Companies & Distributors - 1.4%
234,821     Wolsely                                        $  2,868,181
                                                           ------------
            Total Capital Goods                            $ 12,883,846
                                                           ------------
            Transportation - 3.2%
            Air Freight & Couriers - 3.2%
162,770     TNT NV                                         $  6,414,114
                                                           ------------
            Total Transportation                           $  6,414,114
                                                           ------------
            Automobiles & Components - 6.8%
            Automobile Manufacturers - 3.6%
 84,285     Daimlerchrysler AG*                            $  7,092,363
                                                           ------------


16     The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   Shares                                                      Value
               Tires & Rubber - 3.2%
   64,628      Compagnie Generale des Etablissements
               Michelin*                                $  6,370,615
                                                        ------------
               Total Automobiles & Components           $ 13,462,978
                                                        ------------
               Consumer Durables & Apparel - 4.1%
               Homebuilding - 4.1%
  327,113      Persimmon Plc                            $  4,739,371
1,020,888      Taylor Wimpey Plc                           3,445,594
                                                        ------------
                                                        $  8,184,965
                                                        ------------
               Total Consumer Durables & Apparel        $  8,184,965
                                                        ------------
               Consumer Services - 4.5%
               Casinos & Gaming - 1.9%
  112,339      Opap SA                                  $  3,676,965
                                                        ------------
               Hotels, Resorts & Cruise Lines - 2.6%
  133,190      Carnival Corp.                           $  5,241,027
                                                        ------------
               Total Consumer Services                  $  8,917,992
                                                        ------------
               Media - 5.9%
               Broadcasting & Cable TV - 3.2%
  310,314      British Sky Broadcasting Plc             $  3,482,107
  107,043      Eutelsat Communications                     2,953,213
                                                        ------------
                                                        $  6,435,320
                                                        ------------
               Publishing - 2.7%
  284,537      Elsevier NV                              $  5,281,300
                                                        ------------
               Total Media                              $ 11,716,620
                                                        ------------
               Food & Drug Retailing - 2.2%
               Food Retail - 2.2%
  547,626      Tesco Plc                                $  4,321,961
                                                        ------------
               Total Food & Drug Retailing              $  4,321,961
                                                        ------------
               Food, Beverage & Tobacco - 3.2%
               Tobacco - 3.2%
  168,414      British American Tobacco Plc             $  6,309,028
                                                        ------------
               Total Food, Beverage & Tobacco           $  6,309,028
                                                        ------------


The accompanying notes are an integral part of these financial statements.   17

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)                        (continued)
--------------------------------------------------------------------------------


   Shares                                                        Value
               Health Care Equipment & Services - 2.6%
               Health Care Services - 2.6%
   99,368      Fresenius Medical Care AG                  $  5,220,253
                                                          ------------
               Total Health Care Equipment & Services     $  5,220,253
                                                          ------------
               Pharmaceuticals & Biotechnology - 5.8%
               Pharmaceuticals - 5.8%
  160,030      Bristol-Myers Squibb Co.                   $  3,618,278
   39,944      Roche Holdings AG                             7,836,016
                                                          ------------
                                                          $ 11,454,294
                                                          ------------
               Total Pharmaceuticals & Biotechnology      $ 11,454,294
                                                          ------------
               Banks - 16.5%
               Diversified Banks - 16.5%
   74,071      BNP Paribas SA                             $  6,659,086
  128,729      Danske Bank                                   4,933,415
  214,413      Dexia*                                        5,041,401
  366,393      Dnb Nor Asa                                   5,358,782
1,133,677      Royal Bank of Scotland Group Plc              8,550,168
   20,103      Societe Generale                              2,155,568
                                                          ------------
                                                          $ 32,698,420
                                                          ------------
               Total Banks                                $ 32,698,420
                                                          ------------
               Diversified Financials - 6.0%
               Diversified Capital Markets - 6.0%
  154,562      CS Group                                   $  7,581,566
  129,787      UBS AG                                        4,244,996
                                                          ------------
                                                          $ 11,826,562
                                                          ------------
               Total Diversified Financials               $ 11,826,562
                                                          ------------
               Semiconductors - 2.4%
               Semiconductor Equipment - 2.4%
  195,628      ASM Lithography Holding NV                 $  4,728,320
                                                          ------------
               Total Semiconductors                       $  4,728,320
                                                          ------------


18     The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   Shares                                                             Value
               Telecommunication Services - 8.8%
               Integrated Telecommunication Services - 4.9%
  133,328      Hellenic Telekom Organization*                  $  3,695,607
  205,561      Telefonica SA                                      5,955,079
                                                               ------------
                                                               $  9,650,686
                                                               ------------
               Wireless Telecommunication Services - 3.9%
2,391,452      Vodafone Group Plc                              $  7,679,990
                                                               ------------
               Total Telecommunication Services                $ 17,330,676
                                                               ------------
               Utilities - 5.2%
               Multi-Utilities - 5.2%
  712,950      National Grid Plc                               $ 10,341,282
                                                               ------------
               Total Utilities                                 $ 10,341,282
                                                               ------------
               TOTAL COMMON STOCKS
               (Cost $207,777,347)                             $196,264,579
                                                               ------------
               RIGHTS - 0.0%
               Energy - 0.0%
               Integrated Oil & Gas - 0.0%
   60,418      Royal Dutch Shell Plc, Exp. 3/3/08*             $          -
                                                               ------------
               TOTAL RIGHTS
               (Cost $0)                                       $          -
                                                               ------------
               TOTAL INVESTMENT IN SECURITIES - 99.1%
               (Cost $207,777,347)(a)                          $196,264,579
                                                               ------------
               OTHER ASSETS AND LIABILITIES - 0.9%             $  1,835,720
                                                               ------------
               TOTAL NET ASSETS - 100.0%                       $198,100,299
                                                               ============



*     Non-income producing security.

(a) At February 29, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $207,990,419 was as follows:



       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $ 13,293,527
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (25,019,367)
                                                                                ------------
       Net unrealized loss                                                      $(11,725,840)
                                                                                ============



Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 29, 2008 aggregated $77,192,120 and $119,932,642, respectively.



The accompanying notes are an integral part of these financial statements.   19

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/29/08 (unaudited)
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities, at value (cost $207,777,347)       $196,264,579
  Cash                                                              292,499
  Foreign currencies, at value (cost $31)                                31
  Receivables -
    Investment securities sold                                    4,044,636
    Fund shares sold                                                 79,009
    Forward foreign currency settlement contracts, gross          2,186,353
    Dividends, interest and foreign taxes withheld                  541,200
    Due from Pioneer Investment Management, Inc.                     19,203
  Other                                                              39,952
                                                               -------------
     Total assets                                              $203,467,462
                                                               -------------
LIABILITIES:
  Payables -
    Investment securities purchased                            $  2,294,560
    Fund shares repurchased                                         687,852
    Forward foreign currency settlement contracts, gross          2,187,144
  Due to affiliates                                                  95,866
  Accrued expenses                                                  101,741
                                                               -------------
     Total liabilities                                         $  5,367,163
                                                               -------------
NET ASSETS:
  Paid-in capital                                              $211,523,517
  Distributions in excess of net investment income                 (734,632)
  Accumulated net realized loss on investments and foreign
    currency transactions                                        (1,199,556)
  Net unrealized loss on investments                            (11,512,768)
  Net unrealized gain on forward foreign currency contracts
    and other assets and liabilities denominated in foreign
    currencies                                                       23,738
                                                               -------------
     Total net assets                                          $198,100,299
                                                               =============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $130,496,885/4,257,435 shares)             $      30.65
                                                               =============
  Class B (based on $17,252,800/629,977 shares)                $      27.39
                                                               =============
  Class C (based on $13,035,282/481,211 shares)                $      27.09
                                                               =============
  Class Y (based on $37,315,332/1,173,992 shares)              $      31.79
                                                               =============
MAXIMUM OFFERING PRICE:
  Class A ($30.65 [divided by] 94.25%)                         $      32.52
                                                               =============


20     The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 2/29/08


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $148,096)     $   1,722,479
  Interest                                                         67,382
                                                            -------------
     Total investment income                                                    $   1,789,861
                                                                                -------------
EXPENSES:
  Management fees                                           $   1,065,297
  Transfer agent fees and expenses
   Class A                                                        256,222
   Class B                                                         75,989
   Class C                                                         30,004
   Class Y                                                            286
  Distribution fees
   Class A                                                        197,682
   Class B                                                        112,763
   Class C                                                         80,741
  Administrative fees                                              28,199
  Custodian fees                                                   49,943
  Registration fees                                                41,676
  Professional fees                                                27,268
  Printing expense                                                 21,026
  Fees and expenses of nonaffiliated trustees                       4,502
  Miscellaneous                                                    13,621
                                                            -------------
     Total expenses                                                             $   2,005,219
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                               (56,438)
     Less fees paid indirectly                                                        (10,108)
                                                                                -------------
     Net expenses                                                               $   1,938,673
                                                                                -------------
       Net investment loss                                                      $    (148,812)
                                                                                -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
   Investments                                              $   8,717,785
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies            177,644       $   8,895,429
                                                            -------------       -------------
  Change in net unrealized gain (loss) on:
   Investments                                              $ (44,574,797)
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies              9,906       $ (44,564,891)
                                                            -------------       -------------
  Net loss on investments and foreign currency
   transactions                                                                 $ (35,669,462)
                                                                                -------------
  Net decrease in net assets resulting from operations                          $ (35,818,274)
                                                                                =============



The accompanying notes are an integral part of these financial statements.   21

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 2/29/08 and the Year Ended 8/31/07, respectively



                                                           Six Months
                                                              Ended
                                                             2/29/08        Year Ended
                                                           (unaudited)        8/31/07
FROM OPERATIONS:
Net investment income (loss)                             $    (148,812)   $   3,424,330
Net realized gain on investments and foreign currency
  transactions                                               8,895,429       42,573,195
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                        (44,564,891)     (12,919,335)
                                                         -------------    -------------
    Net increase (decrease) in net assets resulting
     from operations                                     $ (35,818,274)   $  33,078,190
                                                         -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.50 and $0.49 per share, respectively)    $  (2,352,302)   $  (2,128,405)
    Class B ($0.09 and $0.03 per share, respectively)          (65,718)         (22,431)
    Class C ($0.22 and $0.21 per share, respectively)         (111,855)        (104,920)
    Class R ($0.00 and $0.25 per share, respectively)                -             (746)
    Class Y ($0.69 and $0.70 per share, respectively)         (949,445)         (71,612)
Net realized gain:
    Class A ($7.04 and $0.00 per share, respectively)      (28,830,630)               -
    Class B ($7.04 and $0.00 per share, respectively)       (4,332,748)               -
    Class C ($7.04 and $0.00 per share, respectively)       (3,101,810)               -
    Class Y ($7.04 and $0.00 per share, respectively)       (8,220,577)               -
                                                         -------------    -------------
     Total distributions to shareowners                  $ (47,965,085)   $  (2,328,114)
                                                         -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  16,205,650    $ 116,343,158
Reinvestment of distributions                               42,197,230        2,024,983
Cost of shares repurchased                                 (54,920,234)     (76,555,407)
                                                         -------------    -------------
    Net increase in net assets resulting from
     Fund share transactions                             $   3,482,646    $  41,812,734
                                                         -------------    -------------
    Net increase (decrease) in net assets                $ (80,300,713)   $  72,562,810
NET ASSETS:
Beginning of period                                        278,401,012      205,838,202
                                                         -------------    -------------
End of period                                            $ 198,100,299    $ 278,401,012
                                                         =============    =============
Undistributed (distributions in excess of) net
  investment income, end of period                       $    (734,632)   $   2,893,500
                                                         =============    =============


22     The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                  '08 Shares     '08 Amount       '07 Shares      '07 Amount
                                 (unaudited)     (unaudited)
CLASS A
Shares sold                         230,669    $   8,845,846       1,253,028    $  52,767,998
Reinvestment of distributions       749,718       26,877,028          45,383        1,888,910
Less shares repurchased            (964,063)     (33,758,132)     (1,168,617)     (49,777,643)
                                   --------    -------------      ----------    -------------
    Net increase                     16,324    $   1,964,742         129,794    $   4,879,265
                                   ========    =============      ==========    =============
CLASS B
Shares sold                          41,858    $   1,456,719         271,524    $  10,332,496
Reinvestment of distributions       129,202        4,114,085             587           22,308
Less shares repurchased            (221,786)      (7,353,415)       (495,006)     (18,997,460)
                                   --------    -------------      ----------    -------------
    Net decrease                    (50,726)   $  (1,782,611)       (222,895)   $  (8,642,656)
                                   ========    =============      ==========    =============
CLASS C
Shares sold                          41,576    $   1,403,149         181,764    $   6,905,173
Reinvestment of distributions        87,217        2,755,587           2,420           91,199
Less shares repurchased            (112,813)      (3,650,653)       (165,948)      (6,470,838)
                                   --------    -------------      ----------    -------------
    Net increase                     15,980    $     508,083          18,236    $     525,534
                                   ========    =============      ==========    =============
CLASS R
Shares sold                                                              522    $      20,824
Reinvestment of distributions                                             18              746
Less shares repurchased                                               (4,038)        (168,760)
                                                                  ----------    -------------
    Net decrease                                                      (3,498)   $    (147,190)
                                                                  ==========    =============
CLASS Y
Shares sold                         108,179    $   4,499,936       1,051,106    $  46,316,667
Reinvestment of distributions       226,899        8,450,530             509           21,820
Less shares repurchased            (287,192)     (10,158,034)        (26,042)      (1,140,706)
                                   --------    -------------      ----------    -------------
    Net increase                     47,886    $   2,792,432       1,025,573    $  45,197,781
                                   ========    =============      ==========    =============




The accompanying notes are an integral part of these financial statements.   23

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Six Months
                                                                     Ended           Year
                                                                    2/29/08          Ended
CLASS A                                                           (unaudited)       8/31/07
Net asset value, beginning of period                              $   43.23        $  37.83
                                                                  ---------        --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $   (0.07)       $   0.58
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       (4.97)           5.31
                                                                  ---------        --------
  Net increase (decrease) from investment operations              $   (5.04)       $   5.89
                                                                  ---------        --------
Distributions to shareowners:
 Net investment income                                            $   (0.50)       $  (0.49)
 Net realized gain                                                    (7.04)              -
                                                                  ---------        --------
Total distributions                                               $   (7.54)       $  (0.49)
                                                                  ---------        --------
Redemption fee                                                    $       -        $      -
                                                                  ---------        --------
Net increase (decrease) in net asset value                        $  (12.58)       $   5.40
                                                                  ---------        --------
Net asset value, end of period                                    $   30.65        $  43.23
                                                                  =========        ========
Total return*                                                        (14.00)%         15.61%
Ratio of net expenses to average net assets+                           1.51%**         1.48%
Ratio of net investment income (loss) to average net assets+          (0.08)%**        1.35%
Portfolio turnover rate                                                  62%**           62%
Net assets, end of period (in thousands)                          $ 130,497        $183,333
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          1.55%**         1.48%
 Net investment income (loss)                                         (0.12)%**        1.35%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                          1.50%**         1.47%
 Net investment income (loss)                                         (0.07)%**        1.36%

   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Year            Year           Year         Year
                                                                    Ended           Ended          Ended         Ended
CLASS A                                                            8/31/06       8/31/05 (a)    8/31/04 (a)   8/31/03 (a)
Net asset value, beginning of period                              $  31.54        $  27.25        $ 21.41     $   19.51
                                                                  --------        --------        -------     ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $   0.50        $   0.11        $  0.20     $    0.17
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       6.03            5.09           5.89          1.73
                                                                  --------        --------        -------     ---------
  Net increase (decrease) from investment operations              $   6.53        $   5.20        $  6.09     $    1.90
                                                                  --------        --------        -------     ---------
Distributions to shareowners:
 Net investment income                                            $  (0.24)       $  (0.19)       $ (0.25)    $       -
 Net realized gain                                                       -           (0.72)             -             -
                                                                  --------        --------        -------     ---------
Total distributions                                               $  (0.24)       $  (0.91)       $ (0.25)    $       -
                                                                  --------        --------        -------     ---------
Redemption fee                                                    $   0.00(b)     $   0.00(b)     $     -     $       -
                                                                  --------        --------        -------     ---------
Net increase (decrease) in net asset value                        $   6.29        $   4.29        $  5.84     $    1.90
                                                                  --------        --------        -------     ---------
Net asset value, end of period                                    $  37.83        $  31.54        $ 27.25     $   21.41
                                                                  ========        ========        =======     =========
Total return*                                                        20.83%          24.53%         28.56%         9.73%
Ratio of net expenses to average net assets+                          1.66%           1.71%          1.25%         1.62%
Ratio of net investment income (loss) to average net assets+          1.47%           0.72%          1.58%         1.02%
Portfolio turnover rate                                                 43%            149%            48%           67%
Net assets, end of period (in thousands)                          $155,550        $129,215        $ 3,108     $     914
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                         1.66%           2.21%          8.30%        16.15%
 Net investment income (loss)                                         1.47%           0.22%         (5.47)%      (13.51)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                         1.66%           1.69%          1.25%         1.62%
 Net investment income (loss)                                         1.47%           0.74%          1.58%         1.02%


(a) Historical per-share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                     Ended          Year
                                                                    2/29/08        Ended
CLASS B                                                           (unaudited)     8/31/07
Net asset value, beginning of period                              $   39.18       $ 34.26
                                                                  ---------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $   (0.17)      $  0.22
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       (4.49)         4.73
                                                                  ---------       -------
  Net increase (decrease) from investment operations              $   (4.66)      $  4.95
                                                                  ---------       -------
Distributions to shareowners:
 Net investment income                                            $   (0.09)      $ (0.03)
 Net realized gain                                                    (7.04)            -
                                                                  ---------       -------
Total distributions                                               $   (7.13)      $ (0.03)
                                                                  ---------       -------
Redemption fee                                                    $       -       $     -
                                                                  ---------       -------
Net increase (decrease) in net asset value                        $  (11.79)      $  4.92
                                                                  ---------       -------
Net asset value, end of period                                    $   27.39       $ 39.18
                                                                  =========       =======
Total return*                                                        (14.38)%       14.44%
Ratio of net expenses to average net assets+                           2.48%**       2.50%
Ratio of net investment income (loss) to average net assets+          (1.06)%**      0.23%
Portfolio turnover rate                                                  62%**         62%
Net assets, end of period (in thousands)                          $  17,253       $26,673
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          2.67%**       2.50%
 Net investment income (loss)                                         (1.25)%**      0.23%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                          2.46%**       2.47%
 Net investment income (loss)                                         (1.04)%**      0.26%

   The accompanying notes are an integral part of these financial statements.


Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Year            Year           Year         Year
                                                                    Ended           Ended          Ended         Ended
CLASS B                                                            8/31/06       8/31/05 (a)    8/31/04 (a)   8/31/03 (a)
Net asset value, beginning of period                              $  28.63        $  24.85        $ 19.65     $   18.10
                                                                  --------        --------        -------     ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $   0.24        $  (0.03)       $ (0.02)    $   (0.02)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       5.39            4.62           5.33          1.57
                                                                  --------        --------        -------     ---------
  Net increase (decrease) from investment operations              $   5.63        $   4.59        $  5.31     $    1.55
                                                                  --------        --------        -------     ---------
Distributions to shareowners:
 Net investment income                                            $      -        $  (0.09)       $ (0.11)    $       -
 Net realized gain                                                       -           (0.72)             -             -
                                                                  --------        --------        -------     ---------
Total distributions                                               $      -        $  (0.81)       $ (0.11)    $       -
                                                                  --------        --------        -------     ---------
Redemption fee                                                    $   0.00(b)     $   0.00(b)     $     -     $       -
                                                                  --------        --------        -------     ---------
Net increase (decrease) in net asset value                        $   5.63        $   3.78        $  5.20     $    1.55
                                                                  --------        --------        -------     ---------
Net asset value, end of period                                    $  34.26        $  28.63        $ 24.85     $   19.65
                                                                  ========        ========        =======     =========
Total return*                                                        19.66%          23.19%         27.07%         8.57%
Ratio of net expenses to average net assets+                          2.65%           2.69%          2.17%         2.78%
Ratio of net investment income (loss) to average net assets+          0.36%          (0.27)%         0.65%        (0.01)%
Portfolio turnover rate                                                 43%            149%            48%           67%
Net assets, end of period (in thousands)                          $ 30,960        $ 42,249        $ 1,505     $     457
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                         2.74%           3.32%          9.20%        17.41%
 Net investment income (loss)                                         0.27%          (0.90)%        (6.38)%      (14.73)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                         2.65%           2.65%          2.17%         2.78%
 Net investment income (loss)                                         0.36%          (0.23)%         0.65%        (0.01)%


(a) Historical per-share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                     Ended          Year
                                                                    2/29/08        Ended
CLASS C                                                           (unaudited)     8/31/07
Net asset value, beginning of period                              $   38.95       $ 34.16
                                                                  ---------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $   (0.19)      $  0.22
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       (4.41)         4.78
                                                                  ---------       -------
  Net increase (decrease) from investment operations              $   (4.60)      $  5.00
                                                                  ---------       -------
Distributions to shareowners:
 Net investment income                                            $   (0.22)      $ (0.21)
 Net realized gain                                                    (7.04)            -
                                                                  ---------       -------
Total distributions                                               $   (7.26)      $ (0.21)
                                                                  ---------       -------
Redemption fee                                                    $       -       $     -
                                                                  ---------       -------
Net increase (decrease) in net asset value                        $  (11.86)      $  4.79
                                                                  ---------       -------
Net asset value, end of period                                    $   27.09       $ 38.95
                                                                  =========       =======
Total return*                                                        (14.37)%       14.67%
Ratio of net expenses to average net assets+                           2.37%**       2.29%
Ratio of net investment income (loss) to average net assets+          (0.95)%**      0.60%
Portfolio turnover rate                                                  62%**         62%
Net assets, end of period (in thousands)                          $  13,035       $18,120
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          2.37%**       2.29%
 Net investment income (loss)                                         (0.95)%**      0.60%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                          2.36%**       2.28%
 Net investment income (loss)                                         (0.94)%**      0.61%

   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Year           Year          Year         Year
                                                                    Ended          Ended         Ended         Ended
CLASS C                                                            8/31/06      8/31/05 (a)   8/31/04 (a)   8/31/03 (a)
Net asset value, beginning of period                              $  28.60        $ 24.81       $ 19.63     $   17.98
                                                                  --------        -------       -------     ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $   0.19        $  0.01       $  0.09     $    0.07
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       5.44           4.61          5.34          1.58
                                                                  --------        -------       -------     ---------
  Net increase (decrease) from investment operations              $   5.63        $  4.62       $  5.43     $    1.65
                                                                  --------        -------       -------     ---------
Distributions to shareowners:
 Net investment income                                            $  (0.07)       $ (0.13)      $ (0.25)    $       -
 Net realized gain                                                       -          (0.72)            -             -
                                                                  --------        -------       -------     ---------
Total distributions                                               $  (0.07)       $ (0.85)      $ (0.25)    $       -
                                                                  --------        -------       -------     ---------
Redemption fee                                                    $   0.00(b)     $  0.02       $     -     $       -
                                                                  --------        -------       -------     ---------
Net increase (decrease) in net asset value                        $   5.56        $  3.79       $  5.18     $    1.65
                                                                  --------        -------       -------     ---------
Net asset value, end of period                                    $  34.16        $ 28.60       $ 24.81     $   19.63
                                                                  ========        =======       =======     =========
Total return*                                                        19.73%         23.53%        27.67%         9.17%
Ratio of net expenses to average net assets+                          2.59%          2.41%         1.72%         2.27%
Ratio of net investment income (loss) to average net assets+          0.52%          0.35%         1.14%         0.54%
Portfolio turnover rate                                                 43%           149%           48%           67%
Net assets, end of period (in thousands)                          $ 15,270        $14,661       $ 1,557     $     404
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                         2.59%          3.72%         8.75%        17.02%
 Net investment income (loss)                                         0.52%         (0.96)%       (5.89)%      (14.21)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                         2.59%          2.39%         1.72%         2.27%
 Net investment income (loss)                                         0.52%          0.37%         1.14%         0.54%


(a) Historical per-share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                             Six Months
                                               Ended         Year        Year      6/24/05 (a)
                                              2/29/08       Ended       Ended           to
                                            (unaudited)    8/31/07     8/31/06       8/31/05
CLASS Y
Net asset value, beginning of period         $  44.64      $ 39.06     $ 32.54      $ 30.59
                                             --------      -------     -------      -------
Increase (decrease) from investment
  operations:
  Net investment income (loss)               $  (0.05)     $  0.89     $  0.89      $  0.07
  Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions                                 (5.07)        5.39        6.04         1.88
                                             --------      -------     -------      -------
   Net increase (decrease) from
     investment operations                   $  (5.12)     $  6.28     $  6.93      $  1.95
                                             --------      -------     -------      -------
Distributions to shareowners:
Net investment income                        $  (0.69)     $ (0.70)    $ (0.41)     $     -
Net realized gain                               (7.04)           -           -            -
                                             --------      -------     -------      -------
Net increase (decrease) in net
  asset value                                $ (12.85)     $  5.58     $  6.52      $  1.95
                                             --------      -------     -------      -------
Net asset value, end of period               $  31.79      $ 44.64     $ 39.06      $ 32.54
                                             ========      =======     =======      =======
Total return*                                  (13.75)%      16.14%      21.50%        6.36%(b)
Ratio of net expenses to average
  net assets+                                    1.00%**      0.98%       1.10%        1.18%**
Ratio of net investment income to
  average net assets+                            0.44%**      2.73%       2.00%        1.05%**
Portfolio turnover rate                            62%**        62%         43%         149%
Net assets, end of period (in thousands)     $ 37,315      $50,275     $ 3,927      $ 3,495
Ratios with no waiver of management
  fees and assumption of expenses by
  PIM and no reduction for fees
  paid indirectly:
  Net expenses                                   1.00%**      0.98%       1.10%        1.18%**
  Net investment income                          0.44%**      2.73%       2.00%        1.05%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                   1.00%**      0.98%       1.10%        1.18%**
  Net investment income                          0.44%**      2.73%       2.00%        1.05%**


(a) Class Y shares were first publicly offered on June 24, 2005.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   27

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies
Pioneer Europe Select Equity Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital.


The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Class A, Class B and Class C Shares were first publicly offered on December 29, 2000. Class Y shares were first publicly offered on June 24, 2005. All Class R shares were liquidated on January 31, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.


The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Investing in the securities of European issuers involves unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent the Fund invests a significant portion of its investments in any one European region. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.


The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at cost which approximates market value.

    Dividend income is recorded on the ex-dividend date, except that certain dividends where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investments companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

    distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in-capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended August 31, 2007, was as follows:

--------------------------------------------------------------------------------

                                                                        2007
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income                                                    $2,328,114
                                                                     ----------
    Total                                                            $2,328,114
                                                                     ==========

--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at August 31, 2007:

--------------------------------------------------------------------------------

                                                                         2007
--------------------------------------------------------------------------------
  Undistributed ordinary income                                     $ 3,660,112
  Undistributed long-term gain                                       33,837,240
  Unrealized appreciation                                            32,862,789
                                                                    -----------
    Total                                                           $70,360,141
                                                                    ===========

--------------------------------------------------------------------------------

    For the fiscal year ending August 31, 2007, the Fund has elected to pass through foreign tax credits of $743,762.

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

E.  Fund Shares


    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $24,825 in underwriting commissions on the sale of Class A shares during the six months ended February 29, 2008.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

F.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (See Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution expense rates.

2.  Management Agreement


Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily nets assets up to $500 million; and 0.75% of the excess over $500 million. For the six months ended February 29, 2008, the management fee was equivalent to a rate of 0.85% of the average daily net assets for the period.


Effective October 1, 2007, PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.50%, 2.40% and 2.40% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through January 1, 2011 for Class A shares and through January 1, 2009 for Class B and Class C shares.

Prior to October 1, 2007, PIM agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.75%, 2.65% and 2.65% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, under the management agreement, management fees, administrative costs and fees for certain other services, including accounting, regulatory reporting and insurance, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $4,893 in management fees, administrative costs and certain other services payable to PIM at February 29, 2008.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $89,203 in transfer agent fees payable to PIMSS at February 29, 2008.

4.  Distribution Plans

The Fund adopted Plans of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,770 in distribution fees payable to PFD at February 29, 2008.


In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended February 29, 2008, CDSCs in the amount of $36,282 were paid to PFD.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/29/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

5.  Expense Offset Arrangements


The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended February 29, 2008 the Fund's expenses were reduced by $10,108 under such arrangements.


6.  Forward Foreign Currency Contracts


At February 29, 2008, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. At February 29, 2008, the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement contracts receivable and payable were $2,186,353 and $2,187,144, respectively, resulting in a net payable of $791 at February 29, 2008.


7.  Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended February 29, 2008, the Fund had no borrowings under this agreement.


8.  New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------


Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------


for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fifth quintile of its Morningstar category for the one and three year periods ended June 30, 2007 and in the third quintile of its Morningstar category for the five year period ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's underperformance with PIM, the Trustees agreed that they would continue to monitor the performance of the Fund especially closely.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the fifth quintile relative to its Strategic Insight peer group. The Trustees noted PIM's agreement to lower the contractual expense limitation for the Fund and that the lowered

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


expense cap was in line with the median expense ratio of the Fund's Strategic Insight peer group for the twelve months ended June 30, 2007. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the lower contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------


Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                           Officers
John F. Cogan, Jr., Chairman       John F. Cogan, Jr., President
David R. Bock                      Daniel K. Kingsbury, Executive Vice President
Mary K. Bush                       Vincent Nave, Treasurer
Margaret B.W. Graham               Dorothy E. Bourassa, Secretary

Daniel K. Kingsbury

Thomas J. Perna
Marguerite A. Piret

Stephen K. West

John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Select Equity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2008


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 29, 2008

* Print the name and title of each signing officer under his or her signature.